CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement Of Financial Position [Abstract]
Investment and mortgage-backed securities available for sale, amortized cost (in dollars)	$ 61,330	$ 64,030	$ 71,955
Investment and mortgage-backed securities held to maturity, fair value (in dollars)	90,182	66,401	112,721
Allowance for loan losses on loans receivable (in dollars)	$ 2,512	$ 1,881	$ 3,364
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	12,563,750	12,563,750	12,563,750
Common stock, shares outstanding	10,023,495	10,023,495	10,023,495
Treasury stock, shares	2,540,255	2,540,255	2,540,255